SUBSEQUENT EVENTS (Details)	1 Months Ended
	Feb. 28, 2022 USD ($) agreements derivative_instrument	Feb. 06, 2022 $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Interest rate swap
Subsequent Event [Line Items]
Notional principal			$ 677,800,000	$ 759,100,000
Subsequent event
Subsequent Event [Line Items]
Dividends per share (USD per share) | $ / shares		$ 0.75
Subsequent event | Interest rate swap
Subsequent Event [Line Items]
Number of interest rate swap agreements | derivative_instrument	3
Term of swaps	10 years
Weighted average interest rate (percent)	1.70%
Notional principal	$ 200,000,000
Subsequent event | 320 Million Sale and Leaseback
Subsequent Event [Line Items]
Age adjusted term	20 years
Basis spread on variable rate (percent)	2.50%
Gross price	$ 320,000,000
Number of separate Sale and bareboat agreements | agreements	2
Sale and leaseback, consideration paid	$ 160,000,000
Sale and leaseback agreement, lease period	10 years
Sale leaseback transaction, repurchase period	3 years
Sale and leaseback agreement, option to repurchase vessel	$ 66,500,000
Subsequent event | 375 Million Facility
Subsequent Event [Line Items]
Non-amortizing revolving credit facility	$ 375,000,000
Age adjusted term	22 years
Basis spread on variable rate (percent)	2.10%
Subsequent event | 375 Million Facility | Accordion Option
Subsequent Event [Line Items]
Non-amortizing revolving credit facility	$ 125,000,000
Subsequent event | 375 Million Facility | Accordion Option | Maximum
Subsequent Event [Line Items]
Period in which company may elect accordion feature	36 months
Subsequent event | $125 Million Term Loan Facility
Subsequent Event [Line Items]
Term	6 years
Subsequent event | $125 Million Term Loan Facility | Secured Debt
Subsequent Event [Line Items]
Non-amortizing revolving credit facility	$ 125,000,000
Subsequent event | $250 Revolving Credit Facility | Revolving credit facility
Subsequent Event [Line Items]
Non-amortizing revolving credit facility	$ 250,000,000